Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000247935
Shareholder Report [Line Items]
Fund Name	AB Short Duration Income ETF
Trading Symbol	SDFI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Short Duration Income ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https:/www.abfunds.com/link/AB/SDFI-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https:/www.abfunds.com/link/AB/SDFI-A
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the Bloomberg U.S. Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 88,363,187
Holdings Count | Holding	383
Advisory Fees Paid, Amount	$ 25,112
InvestmentCompanyPortfolioTurnover	116.00%